Intangibles	12 Months Ended
Dec. 31, 2015
Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

12. Intangibles

				December 31, 2015
	Cost	Accumulated amortization	Net book value	Additions (including adjustments as applicable)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$193,983	$157,810	$36,173	$-	-
Customer lists	236,163	120,195	115,968	56,257	8.00
Non-competition agreements	15,559	8,318	7,241	5,445	4.40
Transfer station permits	21,661	7,322	14,339	288	6.50
Trade-names	12,069	8,817	3,252	910	5.00
	$479,435	$302,462	$176,973	$62,900

				December 31, 2014
	Cost	Accumulated amortization	Net book value	Additions (including adjustments as applicable)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$223,510	$168,041	$55,469	$4,300	5.00
Customer lists	182,233	97,564	84,669	13,225	6.57
Non-competition agreements	11,249	6,958	4,291	578	5.00
Transfer station permits	25,119	7,527	17,592	-	-
Trade-names	12,060	8,152	3,908	124	1.00
	$454,171	$288,242	$165,929	$18,227

Adjustments to the fair value of certain assets occurring in the measurement period and acquired in the prior year, resulted in a $22,081 increase to customer lists for the year ended December 31, 2015 (2014 - $nil).

In the prior year, certain customer lists recorded in the Company’s East segment were determined to be impaired as a result of current and projected operating losses. Accordingly, a $3,463 impairment loss was recorded to amortization expense in the statement of operations and comprehensive income or loss for the year ended December 31, 2014.

Intangible assets are expected to amortize in the next five years and thereafter as follows:

2016	$41,258
2017	36,954
2018	24,003
2019	18,541
2020	13,695
Thereafter	42,522
$176,973